SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Summary of Stock Option Valuation Assumptions (Details) - Stock Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield | $	$ 0
Risk-free interest rate, minimum	1.19%
Risk-free interest rate, maximum	1.37%
Expected volatility, minimum	42.74%
Expected volatility, maximum	51.05%
Weighted average exercise price of options granted (in usd per share)	$ 10.04
Weighted average fair value of options granted (in usd per share)	$ 6.15
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 6 months